Segment and Geographic Information (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2012 segment	Jun. 30, 2011	Dec. 31, 2011 item	Dec. 31, 2010	Dec. 31, 2009
Segment and Geographic Information
Number of operating segments	1		1
Number of reportable segments	1		1
Revenue
Domestic	$ 63,738	$ 40,868	$ 93,357	$ 46,322	$ 16,220
International	8,604	3,072	10,321	1,506
Total	$ 72,342	$ 43,940	$ 103,678	$ 47,828	$ 16,220